Borrowing and Credit Agreements	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Borrowing and Credit Agreements
Borrowing and Credit Agreements

The following table is a summary of the Company’s borrowings as of December 31:

In millions	2013	2012
Commercial paper	$—	$690
4.875% senior notes due 2014	550	550
3.25% senior notes due 2015	550	550
1.2% senior notes due 2016	750	—
6.125% senior notes due 2016	421	421
5.75% senior notes due 2017	1,310	1,310
2.25% senior notes due 2018	1,250	—
6.6% senior notes due 2019	394	394
4.75% senior notes due 2020	450	450
4.125% senior notes due 2021	550	550
2.75% senior notes due 2022	1,250	1,250
4.0% senior notes due 2023	1,250	—
6.25% senior notes due 2027	1,000	1,000
6.125% senior notes due 2039	1,500	1,500
5.75% senior notes due 2041	950	950
5.3% senior notes due 2043	750	—
Enhanced Capital Advantage Preferred Securities due 2062(1)	41	41
Deferred acquisition payables due 2015-2017(2)	42	—
Mortgage notes payable	4	1
Capital lease obligations	390	171
	13,402	9,828
Less:
Short-term debt (commercial paper)	—	(690)
Current portion of long-term debt	(561)	(5)
	$12,841	$9,133

(1)
The Enhanced Capital Advantage Preferred Securities (“ECAPS”) had a stated rate of interest of 6.302% through June 1, 2012, at which time the rate converted to a variable rate which was 2.3% and 2.6% at December 31, 2013 and 2012.

(2)	Deferred acquisition payables are denominated in Brazilian real and bear interest at the Brazilian interbank deposit certificate rate which was 9.77% at December 31, 2013.

The Company had no commercial paper outstanding as of December 31, 2013. In connection with its commercial paper program, the Company maintains a $1.25 billion, four-year unsecured back-up credit facility, which expires on May 23, 2016, a $1.25 billion, five-year unsecured back-up credit facility, which expires on February 17, 2017, and a $1.0 billion, five-year unsecured back-up credit facility, which expires on May 23, 2018. The credit facilities allow for borrowings at various rates that are dependent, in part, on the Company’s public debt ratings and require the Company to pay a weighted average quarterly facility fee of approximately 0.03%, regardless of usage. As of December 31, 2013, there were no borrowings outstanding under the back-up credit facilities. The weighted average interest rate for short-term debt was 0.27% as of December 31, 2013 and 0.35% as of December 31, 2012.

On December 2, 2013, the Company issued $750 million of 1.2% unsecured senior notes due December 5, 2016; $1.25 billion of 2.25% unsecured senior notes due December 5, 2018; $1.25 billion of 4.0% unsecured senior notes due December 5, 2023; and $750 million of 5.3% unsecured senior notes due December 5, 2043 (the “2013 Notes”) for total proceeds of approximately $4.0 billion, net of discounts and underwriting fees. The 2013 Notes pay interest semi-annually and may be redeemed, in whole at any time, or in part from time to time, at the Company’s option at a defined redemption price plus accrued and unpaid interest to the redemption date. The net proceeds of the 2013 Notes were used to repay commercial paper outstanding at the time of issuance and to fund the acquisition of Coram LLC in January 2014 (See Note 15). The remainder will be used for general corporate purposes.

On November 26, 2012, the Company issued $1.25 billion of 2.75% unsecured senior notes due December 1, 2022 (the “2012 Notes”) for total proceeds of approximately $1.24 billion, net of discounts and underwriting fees. The 2012 Notes pay interest semi-annually and may be redeemed, in whole at any time, or in part from time to time, at the Company’s option at a defined redemption price plus accrued and unpaid interest to the redemption date. The net proceeds of the 2012 Notes were used for general corporate purposes and to repay certain corporate debt.

On November 26, 2012, the Company announced tender offers for any and all of the 6.6% Senior Notes due 2019, and up to a maximum amount of the 6.125% Senior Notes due 2016 and 5.75% Senior Notes due 2017, for up to an aggregate principal amount of $1.0 billion. In December 2012, the Company increased the aggregate principal amount of the tender offers to $1.325 billion and completed the repurchase for the maximum amount. The Company paid a premium of $332 million in excess of the debt principal in connection with the tender offers, wrote off $13 million of unamortized deferred financing costs and incurred $3 million in fees, for a total loss on the early extinguishment of debt of $348 million. The loss was recorded in income from continuing operations on the consolidated statement of income.

In connection with the Company’s acquisition of the UAM Medicare Part D Business in April 2011, the Company assumed $110 million of long-term debt in the form of Trust Preferred Securities that mature through 2037. During the years ended December 31, 2012 and 2011, the Company repaid $50 million and $60 million, respectively, of the Trust Preferred Securities at par.

On May 12, 2011, the Company issued $550 million of 4.125% unsecured senior notes due May 15, 2021 and issued $950 million of 5.75% unsecured senior notes due May 15, 2041 (collectively, the “2011 Notes”) for total proceeds of approximately $1.5 billion, net of discounts and underwriting fees. The 2011 Notes pay interest semi-annually and may be redeemed, in whole at any time, or in part from time to time, at the Company’s option at a defined redemption price plus accrued and unpaid interest to the redemption date. The net proceeds of the 2011 Notes were used to repay commercial paper borrowings and certain other corporate debt, and were used for general corporate purposes.

In December 2011 and July 2012, the Company repurchased $958 million and $1 million of the principal amount of its ECAPS at par. The fees and write-off of deferred issuance costs associated with the early extinguishment of the ECAPS were de minimis. The remaining $41 million of outstanding ECAPS at December 31, 2013 are due in 2062. The ECAPS pay interest semi-annually and may be redeemed at any time, in whole or in part at a defined redemption price plus accrued interest.

The credit facilities, back-up credit facilities, unsecured senior notes and ECAPS contain customary restrictive financial and operating covenants. The covenants do not materially affect the Company’s financial or operating flexibility.

The aggregate maturities of long-term debt for each of the five years subsequent to December 31, 2013 are $561 million in 2014, $576 million in 2015, $1.2 billion in 2016, $1.3 billion in 2017 and $1.3 billion in 2018.